Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related Party Transactions
13.	RELATED-PARTY TRANSACTIONS
The Company utilizes a professional services firm to perform accounting and tax services for the Company. The Company’s Class AAA units are entirely held by trusts whose beneficiaries are the children of a partner of the firm. Fees paid to the firm were $15 and $161 during the three months ended March 31, 2022 and 2021, respectively. Amounts due to the firm as of March 31, 2022 and December 31, 2021 were $5 and $0, respectively.
An employee and member of our Medical Advisory Board, is the beneficiary of a trust which holds approximately 51% of the Company’s Class AA units as well as being the child of the Company’s founder, chairman, and beneficial owner of the Company’s Class A units. Compensation paid to the employee was $47 and $43 for the three months ended March 31, 2022 and 2021, respectively. Amounts due to the employee were $0 and $0 as of March 31, 2022 and December 31, 2021, respectively.
In addition to their employment by the Company, the above referenced employee owns a clinic which is a customer of the Company. Revenues recognized from sales to this customer were $222 and $166 for the three months ended March 31, 2022 and 2021, respectively. Amounts due from this customer were $81 and $57 as of March 31, 2022 and December 31, 2021, respectively.
An employee of the Company is the spouse of the Company’s founder, chairman, and beneficial owner of the Company’s Class A units. Compensation paid to the employee was $56 and $62 for the three months ended March 31, 2022 and 2021, respectively. Amounts due to the employee were $0 and $0 as of March 31, 2022 and December 31, 2021, respectively.
The Company purchases dietary supplements inventories from a vendor in which the Company’s founder holds a minority interest. Inventory purchases from this vendor were $291 and $213 for the three months ended March 31, 2022 and 2021, respectively. Amounts due to the vendor were $0 and $0 as of March 31, 2022 and December 31, 2021, respectively.
The Company’s founder and chairman has personally guaranteed the Company’s performance under their lease agreement for their primary headquarters. Under this guaranty, the Company’s lessor may seek recovery of amounts owed from the founder in an event of default, regardless of whether they have sought recovery from the Company.

13. RELATED-PARTY TRANSACTIONS
The Company utilizes a professional services firm to perform accounting and tax services for the Company. The Company’s Class AAA units are entirely held by trusts whose beneficiaries are the children of a partner of the firm. Fees paid to the firm were $456 and $532 during the years ended December 31, 2021 and 2020, respectively. Amounts due to the firm as of December 31, 2021 and 2020 were $0 and $7, respectively.
An employee and member of our Medical Advisory Board, is the beneficiary of a trust which holds approximately 51% of the Company’s Class AA units as well as being the child of the Company’s founder, chairman, and beneficial owner of the Company’s Class A units. Compensation paid to the employee was $201 and $182 for the years ended December 31, 2021 and 2020, respectively. Amounts due to the employee were $0 and $5 as of December 31, 2021 and 2020, respectively.
In addition to their employment by the Company, the above referenced employee owns a clinic which is a customer of the Company. Revenues recognized from sales to this customer were $744 and $615 for the years ended December 31, 2021 and 2020, respectively. Amounts due from this customer were $57 and $57 as of December 31, 2021 and 2020 respectively.
An employee of the Company is the spouse of the Company’s founder, chairman, and beneficial owner of the Company’s Class A units. Compensation paid to the employee was $285 and $196 for the years ended December 31, 2021 and 2020, respectively. Amounts due to the employee were $0 as of December 31, 2021 and 2020.
The Company purchases dietary supplement inventories from a vendor in which the Company’s founder holds a minority interest. Inventory purchases from this vendor were $888 and $584 for the years ended December 31, 2021 and 2020, respectively. Amounts due to the vendor were $0 and $52 as of December 31, 2021 and 2020, respectively.
The Company’s founder and chairman has personally guaranteed the Company’s performance under their lease agreement for their primary headquarters. Under this guaranty, the Company’s lessor may seek recovery of amounts owed from the founder in an event of default, regardless of whether they have sought recovery from the Company.

Haymaker III [Member]
Related Party Transaction [Line Items]
Related Party Transactions
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
In July 2020, the Company issued an aggregate of 8,625,000 shares of Class B common stock to the Sponsor (“Founder Shares”) for an aggregate purchase price of $25,000. The Founder Shares will automatically convert into Class A common stock upon the consummation of the Initial Business Combination on a one-for-one
basis, subject to adjustments as described in Note 9. Holders of Founder Shares may also elect to convert their shares of Class B convertible common stock into an equal number of shares of Class A common stock, subject to adjustment as provided above, at any time.
The Initial Stockholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the Initial Business Combination or (B) subsequent to the Initial Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Pursuant to the letter agreement, the Sponsor, officers and directors have agreed to vote any Founder Shares held by them and any Public Shares purchased during or after the Initial Public Offering (including in open market and privately negotiated transactions) in favor of the Initial Business Combination.
Administrative Services Agreement
The Company entered into an agreement whereby, commencing on March 4, 2021 through the earlier of the consummation of the Initial Business Combination or the Company’s liquidation, the Company will pay the Sponsor a monthly fee of $20,000 for office space, utilities and administrative support. The total amounts of administrative service fees expensed for the three months ended March 31, 2022 and March 31, 202
1
 were $60,000 and $18,000. As of March 31, 2022 and December 31, 2021, $40,000 and $0 related to this agreement is recorded in accrued expenses - related party on the condensed balance sheets, respectively. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees.
Accrued Expenses – Related Party
Accrued expenses – related party consists of accrued monthly Administrative Services Agreement fees (as noted in the Administrative Services Agreement section above) that have not yet been paid, as well as amounts due to the Company’s Sponsor for franchise taxes paid on behalf of the Company. These amounts are payable when invoiced.
Promissory Note – Related Party
On July 6, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan was non-interest
bearing and payable on the earlier of June 30, 2021 or the completion of the Initial Public Offering. The outstanding balance under the Note of $164,000 was repaid on March 5, 2021.
Related Party Loans
In order to finance transaction costs in connection with the Initial Business Combination, the Sponsor, the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds from time to time or at any time, as may be required (the “Working Capital Loans”). Each Working Capital Loan would be evidenced by a promissory note. The Working Capital Loans would either be paid upon consummation of the Initial Business Combination, without interest, or, at the holder’s discretion, up to $1,500,000 of the Working Capital Loans may be converted into warrants at a price of $1.50 per warrant that would be identical to Placement Warrants, including as to exercise price, exercisability and exercise period.
On February 28, 2022, the Company entered into a Working Capital Loan with the Sponsor (the “Sponsor Working Capital Loan”) in the amount of $350,000, pursuant to which the Company received proceeds of $208,827
, during the three months ended March 31, 2022. The Sponsor Working Capital Loan is non-interest
bearing and payable upon the earlier of (i) completion of the initial Business Combination or (ii) the date the winding up of the Company is effective. The unpaid principal balance on the Promissory Note may be convertible into warrants at the option of the Sponsor at a price of
$1.50
per warrant. The warrants would be identical to the Private Placement Warrants. Using the fair value option, the Working Capital Loans are required to be recorded at their initial fair value on the date of issuance, and each balance sheet thereafter. Differences between the face value of the note and fair value at issuance are recognized as either an expense in the statement of operations (if issued at a premium) or as a capital contribution (if issued at a discount). Changes in the estimated fair value of the notes are recognized as non-cash gains or losses in the statement of operations. The fair value of the Working Capital Loan was estimated to be
$72,000
at initial measurement. The fair value of the Working Capital Loan was estimated to b
e $72,800 at March 31, 2022.

NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
In July 2020, the Company issued an aggregate of 8,625,000 shares of Class B common stock to the Sponsor (“Founder Shares”) for an aggregate purchase price of $25,000. The Founder Shares will automatically convert into Class A common stock upon the consummation of the Initial Business Combination on a one-for-one
basis, subject to adjustments as described in Note 9. Holders of Founder Shares may also elect to convert their shares of Class B convertible common stock into an equal number of shares of Class A common stock, subject to adjustment as provided above, at any time.
The Initial Stockholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the Initial Business Combination or (B) subsequent to the Initial Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Pursuant to the letter agreement, the Sponsor, officers and directors have agreed to vote any Founder Shares held by them and any Public Shares purchased during or after the Initial Public Offering (including in open market and privately negotiated transactions) in favor of the Initial Business Combination.
Administrative Services Agreement
The Company entered into an agreement whereby, commencing on March 4, 2021 through the earlier of the consummation of the Initial Business Combination or the Company’s liquidation, the Company will pay the Sponsor a monthly fee of $20,000 for office space, utilities and administrative support. The total amounts of administrative service fees expensed for the year ended December 31, 2021 was $198,000. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees.
Promissory Note—Related Party
On July 6, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan was non-interest
bearing and payable on the earlier of June 30, 2021 or the completion of the Initial Public Offering. The outstanding balance under the Note of $164,000 was repaid on March 5, 2021.
Related Party Loans
In order to finance transaction costs in connection with the Initial Business Combination, the Sponsor, the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds from time to time or at any time, as may be required (the “Working Capital Loans”). Each Working Capital Loan would be evidenced by a promissory note. The Working Capital Loans would either be paid upon consummation of the Initial Business Combination, without interest, or, at the holder’s discretion, up to $1,500,000 of the Working Capital Loans may be converted into warrants at a price of $1.50 per warrant that would be identical to Placement Warrants, including as to exercise price, exercisability and exercise period. The Company has not received any proceeds from Working Capital Loans as of December 31, 2021.